Fair values	12 Months Ended
Dec. 31, 2020
Fair values
Fair values
Note 7—Fair values
Recurring fair value measures
The fair values of financial assets and liabilities measured at fair value on a recurring basis were as follows:
December 31, 2020
Total
($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable securities and short-term

investments”:
Equity securities

1,716 1,716
Debt securities—U.S. government obligations

293 293
Debt securities—European government obligations

24 24
Debt securities—Corporate

75 75
Derivative assets—current in “Other current assets”

308 308
Derivative assets—non-current in “Other non-current

assets”

114 114
Total 317 2,213 — 2,530
Liabilities
Derivative liabilities—current in “Other current liabilities”

145 145
Derivative liabilities—non-current in “Other non-current liabilities”

46 46
Total — 191 — 191
December 31, 2019
Total
($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable securities and short-term

investments”:
Equity securities

304 304
Debt securities—U.S. government obligations

197 197
Debt securities—Corporate

65 65
Derivative assets—current in “Other current assets”

120 120
Derivative assets—non-current in “Other non-current

assets”

104 104
Total 197 593 — 790
Liabilities
Derivative liabilities—current in “Other current liabilities”

143 143
Derivative liabilities—non-current in “Other non-current liabilities”

23 23
Total — 166 — 166
During 2020, 2019 and 2018 there have been no

reclassifications for any financial assets or liabilities between
Level 1 and Level 2.
The Company uses the following methods and assumptions

in estimating fair values of financial assets and
liabilities measured at fair value on a recurring basis:
•

Securities in “Marketable securities and short‑term investments”:

If quoted market prices in active
markets for identical assets are available, these are considered

Level 1 inputs; however, when markets

are
not active, these inputs are considered Level 2. If such

quoted market prices are not available, fair value is
determined using market prices for similar assets or present value techniques, applying an appropriate
risk‑free interest rate adjusted for non‑performance

risk. The inputs used in present value techniques are
observable and fall into the Level 2 category.
•

Derivatives:
The fair values of derivative instruments are determined

using quoted prices of identical
instruments from an active market, if available

(Level 1 inputs). If quoted prices are not available, price
quotes for similar instruments, appropriately adjusted, or

present value techniques, based on available
market data, or option pricing models are used.

Cash‑settled call options hedging the Company’s

WAR
liability are valued based on bid prices of the equivalent

listed warrant. The fair values obtained using price
quotes for similar instruments or valuation techniques represent a Level 2 input unless significant
unobservable inputs are used.
Non‑recurring fair value measures
The Company elects to record private equity investments

without readily determinable fair values at cost, less
impairment, adjusted for observable price changes. The

Company reassesses at each reporting period whether these
investments continue to qualify for this treatment. In 2020,

the Company recognized net increases in fair value of
$ 73

million related to certain of its private equity investments based on observable market price changes for an identical
or similar investment of the same issuer.

The fair values of these investments totaled $
105

million and were determined
using Level 2 inputs.
Based on valuations at July 1, 2020, the Company recorded

goodwill impairment charges of $
311

million in the
third quarter of 2020. The fair value measurements used

in the analyses were calculated using the income approach
(discounted cash flow method). The discounted cash

flow models were calculated using unobservable inputs, which classified the fair value measurement as Level 3 (see Note

11 for additional information including

further detailed
information related to these charges and significant

unobservable inputs).
In June 2019, upon meeting the criteria as held for sale,

the Company adjusted the carrying value of the solar
inverters business which was sold in February 2020 (see

Note 4). Apart from the transactions above, there were
no
additional significant non‑recurring

fair value measurements during 2020 and 2019.
Disclosure about financial instruments carried on a

cost basis
The fair values of financial instruments carried

on a cost basis were as follows:
December 31, 2020
Carrying Total
($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding securities

with original maturities up to 3 months):
Cash

1,765 1,765 1,765
Time deposits

1,513 1,513 1,513
Restricted cash 323 323 323
Restricted cash, non-current 300 300 300
Liabilities
Short-term debt and current maturities of long-term debt

(excluding finance lease obligations)

1,266 497 769 1,266
Long-term debt (excluding finance lease obligations)

4,668 4,909 89 4,998
December 31, 2019
Carrying Total
($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding securities

with original maturities up to 3 months):
Cash

2,075 2,075 2,075
Time deposits

1,433 1,433 1,433
Restricted cash 36 36 36
Liabilities
Short-term debt and current maturities of long-term debt

(excluding finance lease obligations)

2,270 1,534 736 2,270
Long-term debt (excluding finance lease obligations)

6,618 6,267 692 6,959
The Company uses the following methods and assumptions

in estimating fair values of financial instruments
carried on a cost basis:
•

Cash and equivalents (excluding securities with original maturities up to 3 months), Restricted cash,
current and non-current,

and Marketable securities and short‑term investments (excluding securities):

The
carrying amounts approximate the fair values as the items are short‑term in nature or, for cash held

in
banks, are equal to the deposit amount.
•

Short‑term debt and current maturities of long

‑term debt (excluding finance lease obligations):
Short‑term
debt includes commercial paper, bank

borrowings and overdrafts. The carrying amounts of short‑term debt
and current maturities of long‑term debt, excluding finance

lease obligations, approximate their fair values.
•

Long‑term debt (excluding finance lease obligations): Fair values of bonds are determined using quoted market prices (Level 1 inputs), if available. For bonds without available quoted market prices and other
long‑term debt, the fair values are determined using

a discounted cash flow methodology based upon
borrowing rates of similar debt instruments and reflecting

appropriate adjustments for non‑performance
risk (Level 2 inputs).